RESEARCH AND DEVELOPMENT, NET	12 Months Ended
Dec. 31, 2012
Research and Development [Abstract]
Research, Development, and Computer Software Disclosure [Text Block]

NOTE 9 - RESEARCH AND DEVELOPMENT, NET

	Year ended December 31,		Period from September 22, 2000 (inception date) through December 31,
	2 0 1 2	2 0 1 1	2 0 1 2
	U.S. $ in thousands

Research and development	2,688	2,077	29,521
Less : Ramot reverse accruals (See Note 3)	-	-	(760)
Less : Participation by the Israeli Office of the Chief Scientist	(918)	(388)	(2,572)
	1,770	1,689	26,189